Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
9.	Equity
(a)	The Company has only one class of common shares authorized, issued and outstanding.
(b)	Stock Options

In February 2006, the Board of Directors approved a stock option plan that was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders. The plan allows for the grant of (i) 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and (ii) Options can also be granted to key employees, consultants or advisors of the Company or any of its subsidiaries based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 2,000,000 shares. The options granted under this plan generally had a term of two to three years, subject to the discretion of the Board of Directors, but could not exceed ten years.

In April 2016, the Board of Directors approved a stock option plan that was subsequently approved by the shareholders at the 2016 annual general meeting of shareholders, with the same terms and conditions as 2006 plan. The maximum number of shares to be issued pursuant to exercise of options granted was 3,500,000 shares.

In April 2017, the Board of Directors approved a stock option plan that was subsequently approved by the shareholders at the 2017 annual general meeting of shareholders, with the same terms and conditions as 2006 plan. The maximum number of shares to be issued pursuant to exercise of options granted was 1,500,000 shares.

In April 2016, 130,000 share options were granted to employees of the Company under 2006 stock option plan and were immediately vested upon granting. The share based compensation costs of $185 was recorded in the December 31, 2016 statement of comprehensive income accordingly.

In July 2016, 2,940,000 share options were granted to directors, employees and external consultants of the Company under 2016 stock option plan and were vested in five equal portions at July 2016, January 2017, January 2018, January 2019 and January 2020, respectively. The share based compensation costs of $1,038 was recorded in the December 31, 2016 statement of comprehensive income accordingly.

In March 2017, 75,000 share options were granted to employees of the Company under 2016 stock option plan and were vested in five equal portions at March 2017, January 2018, January 2019, January 2020, and January 2021, respectively. The share based compensation costs of $60 was recorded in the December 31, 2017 statement of comprehensive income accordingly.

In May 2017, 800,000 share options were granted to directors of the Company under 2016 stock option plan and were vested in four equal portions at May 2017, January 2018, January 2019 and January 2020, respectively. The share based compensation costs of $378 was recorded in the December 31, 2017 statement of comprehensive income accordingly.

In January 2018, 1,320,000 share options were granted to directors and employees of the Company under 2017 stock option plan and were vested in two equal portions at January 2018 and January 2019, respectively. The share based compensation costs of $2,213 was recorded in the December 31, 2018 statement of comprehensive income accordingly.

In June 2018, 180,000 share options were granted to two new directors of the Company under 2017 stock option plan and were vested in three equal portions at June 2018, January 2019 and January 2020 respectively. The share based compensation costs of $218 was recorded in the December 31, 2018 statement of comprehensive income accordingly.

In August 2018, 90,000 share options were granted to a new director of the Company under 2017 stock option plan and were vested in three equal portions at August 2018, January 2019 and January 2020, respectively. The share based compensation costs of $78 was recorded in the December 31, 2018 statement of comprehensive income accordingly.

A summary of stock option activity during the three years in the period ended December 31, 2018 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2016	1,130,869	$7.29	$1.68
Granted	3,070,000	$5.87	$1.18
Exercised	(471,869)	$6.97	$1.31
Expired	(535,000)	$6.62	$1.49
Outstanding and exercisable at December 31, 2016	3,194,000	$6.08	$1.28
Granted	875,000	$11.10	$0.95
Exercised	(1,104,500)	$6.25	$0.91
Expired	(732,100)	$7.42	$1.11
Outstanding and exercisable at December 31, 2017	2,232,400	$7.52	$1.40
Granted	1,590,000	$13.02	$2.01
Exercised	(635,800)	$6.22	$1.11
Expired	(1,079,600)	$13.25	$1.64
Outstanding and exercisable at December 31, 2018	2,107,000	$9.13	$1.82

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options outstanding and exercisable at December 31, 2018 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2015
110,000	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	22.0
In 2016
280,000	vested in January 2019	$6.22	January 1, 2019 to December 31, 2019	12.0
280,000	vested in January 2020	$6.22	January 1, 2020 to December 31, 2020	24.0
186,000	vested in January 2019	$5.41	January 1, 2019 to December 31, 2019	12.0
186,000	vested in January 2020	$5.41	January 1, 2020 to December 31, 2020	24.0
In 2017
15,000	vested in January 2019	$7.10	January 1, 2019 to December 31, 2019	12.0
15,000	vested in January 2020	$7.10	January 1, 2020 to December 31, 2020	24.0
15,000	vested in January 2021	$7.10	January 1, 2021 to December 31, 2021	36.0
100,000	vested in January 2019	$7.95	January 1, 2019 to December 31, 2019	12.0
100,000	vested in January 2020	$7.95	January 1, 2020 to December 31, 2020	24.0
100,000	vested in January 2019	$15.00	January 1, 2019 to December 31, 2019	12.0
100,000	vested in January 2020	$15.00	January 1, 2020 to December 31, 2020	24.0
In 2018
440,000	vested in January 2019	$13.30	January 1, 2019 to December 31, 2019	12.0
60,000	vested in January 2019	$12.20	January 1, 2019 to December 31, 2019	12.0
60,000	vested in January 2020	$12.20	January 1, 2020 to December 31, 2020	24.0
30,000	vested in January 2019	$10.55	January 1, 2019 to December 31, 2019	12.0
30,000	vested in January 2020	$10.55	January 1, 2020 to December 31, 2020	24.0

There was approximately $ 1,728, $1,093 and $524 respectively, of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plans at December 31, 2016, 2017 and 2018. The total amount of recognized compensation costs in 2016, 2017 and 2018 was $1,223, $1,424 and $3,320, respectively.

A total of 110,000 stock options are exercisable as of December 31, 2018.

The total fair value of shares vested during fiscal years ended December 31, 2016, 2017 and 2018 was $469, $91 and $1,821, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2016, 2017 and 2018 was approximately 27, 33 and 17 months, respectively. The weighted average fair value of options granted during 2016, 2017 and 2018 was $1.18, $0.95 and $2.01, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2016	2017	2018
Risk-free interest rate	0.50% to 1.24%	0.98% to 2.02%	1.80% to 2.78%
Expected life	1 years to 5 years	0.67 years to 4.83 years	0.42 years to 2.58 years
Expected volatility	34.64% to 50.61%	31.37% to 49.63%	20.53% to 35.40%
Expected dividend yield	1.31% to 1.48%	2.26% to 2.54%	2.11% to 2.65%

(c)	Share Buy Back

As of December 31, 2016, 724,750 common shares had been bought back in the open market at the average purchase price of $8.64 under the Company’s share buyback program announced on August 22, 2016, which expired on September 30, 2016.

As of December 31, 2017 and 2018, there are no additional common shares repurchased by the Company under this program.

The share repurchase program was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934.